UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2009

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	November 4, 2009


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total:	315,794



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
AMBASSADORS GROUP, INC.		COM   023177108	    16959   1083612 SH         SOLE          SOLE
BED BATH & BEYOND, INC.		COM   075896100	    21142    563190 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     47167       467 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      8995      2707 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    20722   1081522 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5159     96068 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     26585   1653297 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105       995    357800 SH         SOLE          SOLE
FINANCIAL FEDERAL CORP.		COM   317492106     16226    657438 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     25471    971823 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     28037    426745 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     25675     77847 SH         SOLE          SOLE
PENN NATIONAL GAMING, INC.	COM   707569109      4702    170000 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       660     12500 SH         SOLE          SOLE
REDWOOD TRUST, INC.             COM   758075402       186     12000 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       233      6300 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105     17857    727667 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      5939    126069 SH         SOLE          SOLE
RYANAIR HOLDINGS PLC-SP ADR	COM   783513104     21638    745115 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       223      7667 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       689     25000 SH         SOLE          SOLE
TECHNE CORP COM			COM   878377100      1728     27615 SH         SOLE          SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101      5682    300000 SH         SOLE          SOLE
UNITEDHEALTH GROUP, INC.	COM   91324P102	    12471    498041 SH	       SOLE	     SOLE
VULCAN MATERIALS CO.		COM   929160109       653     12080 SH         SOLE          SOLE
                                                   315794